Basis of Preparation - Schedule of Principal of Wholly Owned Subsidiaries (Details)	12 Months Ended
Dec. 31, 2025
Collective Mining Limited [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Country of incorporation	Bermuda
Nature of business	Intermediate holding company
Collective Mining (USA), Inc. [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Country of incorporation	USA
Nature of business	Corporate holding
Minerales Provenza SAS [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Country of incorporation	Colombia
Nature of business	Intermediate holding company
Minera Campana SAS [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Country of incorporation	Colombia
Nature of business	Exploration